UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Capital Appreciation Equity ETF (TCAF)

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about Capital Appreciation Equity ETF (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Equity ETF	$33	0.31%

What drove fund performance during the past 12 months?

  Major U.S. stock market indexes rose in 2025. After a challenging start to the year, the market climbed the proverbial wall of worry, overcoming concerns about tariffs, the economy, conflicts in the Middle East and Ukraine, the longest federal government shutdown in U.S. history, and heightened valuations among artificial intelligence (AI)-related companies.

  Versus the S&P 500 Index, an underweight allocation to the consumer staples sector contributed to relative results. While the sector advanced, returns were modest and lagged the broader benchmark during a risk-on period where markets favored higher growth and names with exposure to AI. Stock choices in materials also added value, where positions in Vulcan and Linde were beneficial.

  On the negative side, stock choices in health care information technology detracted. Within health care, our position in Becton, Dickinson & Company weighed on relative results, as uncertainty surrounding research funding and the impact of tariffs weighed heavily on the health care equipment and supplies industry. In information technology, software company Roper declined and lagged peers amid investor preference for names with higher growth potential and more significant exposure to the AI trade.

  The fund seeks long-term capital growth by investing primarily in common stocks of large U.S. companies. Notable changes in positioning during the period included adding to positions in health care and information technology.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	ETF (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
6/14/23	10,000	10,000	10,000
6/30/23	10,208	10,179	10,183
9/30/23	9,912	9,848	9,850
12/31/23	11,057	11,036	11,002
3/31/24	12,132	12,142	12,163
6/30/24	12,593	12,533	12,684
9/30/24	13,331	13,313	13,431
12/31/24	13,372	13,664	13,754
3/31/25	13,009	13,019	13,167
6/30/25	14,210	14,449	14,607
9/30/25	15,188	15,631	15,794
12/31/25	15,450	16,007	16,213

202505-4541202, 202601-5112276

ETF1072-052 02/26

Average Annual Total Returns

Fund	1 Year	Since Inception 6/14/23
Capital Appreciation Equity ETF (Based on Net Asset Value)	15.54%	18.61%
Russell 3000 Index (Regulatory Benchmark)	17.15%	20.27%
S&P 500 Index (Strategy Benchmark)	17.88%	20.87%

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$6,334,984
  Number of Portfolio Holdings91
  Investment Advisory Fees Paid (000s)$14,787
  Portfolio Turnover Rate29.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	34.2%
Health Care	17.7
Financials	11.5
Consumer Discretionary	11.0
Utilities	10.0
Communication Services	8.4
Industrials & Business Services	3.9
Energy	1.4
Consumer Staples	0.9
Other	1.0

Top Ten Holdings (as a % of Net Assets)

NVIDIA	7.6%
Microsoft	7.4
Apple	5.9
Amazon.com	5.5
Alphabet	5.4
Meta Platforms	3.0
Broadcom	2.8
Becton Dickinson & Company	2.8
CenterPoint Energy	2.7
NiSource	2.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Capital Appreciation Equity ETF (TCAF)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$23,735	$23,525
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
December 31, 2025
T. ROWE PRICE
TCAF	Capital Appreciation Equity ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended		6/14/23(1) Through
	12/31/25	12/31/24	12/31/23
NET ASSET VALUE
Beginning of period	$ 33.20	$ 27.57	$ 25.00
Investment activities
Net investment income(2)(3)	0.25	0.24	0.15
Net realized and unrealized gain/loss	4.91	5.53	2.49
Total from investment activities	5.16	5.77	2.64
Distributions
Net investment income	(0.19)	(0.14)	(0.07)
NET ASSET VALUE
End of period	$ 38.17	$ 33.20	$ 27.57
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	15.54%	20.94%	10.57%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.31%	0.31%	0.31%(5)
Net expenses after waivers/payments by Price Associates	0.31%	0.31%	0.31%(5)
Net investment income	0.70%	0.77%	1.04%(5)
Portfolio turnover rate(6)	29.3%	14.3%	18.5%
Net assets, end of period (in thousands)	$ 6,334,984	$ 3,046,031	$ 669,903

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

December 31, 2025
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.9%
COMMUNICATION SERVICES 8.4%
Interactive Media & Services 8.4%
Alphabet, Class A	1,071,811	335,477
Alphabet, Class C	18,734	5,879
Meta Platforms, Class A	285,422	188,404
Total Communication Services		529,760
CONSUMER DISCRETIONARY 11.0%
Broadline Retail 5.5%
Amazon.com (1)	1,515,690	349,852
		349,852
Diversified Consumer Services 0.2%
Service International	138,951	10,834
		10,834
Hotels, Restaurants & Leisure 5.2%
Chipotle Mexican Grill (1)	273,948	10,136
DoorDash, Class A (1)	159,132	36,040
Hilton Worldwide Holdings	103,375	29,694
Marriott International, Class A	55,536	17,230
Starbucks	1,493,929	125,804
Yum! Brands	735,999	111,342
		330,246
Textiles, Apparel & Luxury Goods 0.1%
NIKE, Class B	46,871	2,986
		2,986
Total Consumer Discretionary		693,918

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 0.9%
Beverages 0.9%
Keurig Dr Pepper	2,124,760	59,514
Total Consumer Staples		59,514
ENERGY 1.4%
Oil, Gas & Consumable Fuels 1.4%
Canadian Natural Resources	2,672,547	90,466
Total Energy		90,466
FINANCIALS 11.5%
Banks 1.0%
JPMorgan Chase	189,590	61,090
		61,090
Capital Markets 3.3%
Blackrock	15,856	16,971
Blackstone	125,534	19,350
Intercontinental Exchange	11,656	1,888
KKR	673,468	85,854
MSCI	31,959	18,336
S&P Global	128,928	67,376
		209,775
Financial Services 3.5%
Mastercard, Class A	204,275	116,616
Visa, Class A	307,858	107,969
		224,585
Insurance 3.7%
Arthur J. Gallagher	399,731	103,446
Ryan Specialty Holdings	291,667	15,059

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Willis Towers Watson	349,953	114,995
		233,500
Total Financials		728,950
HEALTH CARE 17.7%
Biotechnology 3.1%
Apogee Therapeutics (1)	114,912	8,674
Arcellx (1)	345,637	22,535
Biogen (1)	90,813	15,982
BioNTech, ADR (1)	191,493	18,230
Cytokinetics (1)	1,374,628	87,344
Gilead Sciences	213,103	26,156
Vaxcyte (1)	445,616	20,561
		199,482
Health Care Equipment & Supplies 5.9%
Abbott Laboratories	1,223,654	153,312
Becton Dickinson & Company	917,367	178,033
Medkine, Class A (1)	404,091	16,972
Stryker	53,585	18,833
Ypsomed Holding (CHF)	9,679	3,982
		371,132
Health Care Providers & Services 3.9%
Cencora	340,342	114,951
McKesson	28,305	23,218
UnitedHealth Group	328,915	108,578
		246,747
Life Sciences Tools & Services 2.9%
Danaher	130,662	29,911
Revvity	835,884	80,872
Thermo Fisher Scientific	90,342	52,349
Waters (1)	8,899	3,380

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
West Pharmaceutical Services	57,320	15,771
		182,283
Pharmaceuticals 1.9%
Eli Lilly	98,681	106,051
Zoetis	133,263	16,767
		122,818
Total Health Care		1,122,462
INDUSTRIALS & BUSINESS SERVICES 3.9%
Aerospace & Defense 0.2%
Lockheed Martin	26,035	12,592
		12,592
Commercial Services & Supplies 0.7%
Republic Services	77,722	16,471
Veralto	166,875	16,651
Waste Connections	61,718	10,823
		43,945
Electrical Equipment 0.5%
AMETEK	59,863	12,291
Eaton	66,683	21,239
		33,530
Machinery 2.1%
Fortive	608,561	33,599
Ingersoll-Rand	1,009,024	79,935
Otis Worldwide	183,664	16,043
		129,577
Professional Services 0.4%
Booz Allen Hamilton	96,523	8,143
Equifax	42,063	9,127

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Verisk Analytics	43,688	9,772
		27,042
Total Industrials & Business Services		246,686
INFORMATION TECHNOLOGY 34.2%
Electronic Equipment, Instruments & Components 1.2%
Amphenol, Class A	423,311	57,206
TE Connectivity	68,725	15,636
Teledyne Technologies (1)	5,709	2,916
		75,758
IT Services 0.2%
Gartner (1)	40,556	10,231
		10,231
Semiconductors & Semiconductor Equipment 13.6%
Advanced Micro Devices (1)	590,277	126,414
Broadcom	519,003	179,627
KLA	18,135	22,035
NVIDIA	2,595,493	484,060
Taiwan Semiconductor Manufacturing, ADR	169,194	51,416
		863,552
Software 13.3%
Aurora Innovation (1)	6,912,379	26,543
Autodesk (1)	57,623	17,057
Bentley Systems, Class B	781,842	29,839
Cadence Design Systems (1)	9,188	2,872
Intuit	16,728	11,081
Microsoft	973,266	470,691
PTC (1)	902,259	157,182
Roper Technologies	61,244	27,262
Salesforce.com	164,504	43,579
Tyler Technologies (1)	6,936	3,149

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Workday (1)	234,510	50,368
		839,623
Technology Hardware, Storage & Peripherals 5.9%
Apple	1,384,551	376,404
		376,404
Total Information Technology		2,165,568
MATERIALS 0.8%
Chemicals 0.7%
Linde	104,104	44,389
		44,389
Construction Materials 0.1%
Vulcan Materials	30,716	8,761
		8,761
Total Materials		53,150
REAL ESTATE 0.1%
Specialized REITs 0.1%
American Tower, REIT	18,486	3,246
Total Real Estate		3,246
UTILITIES 10.0%
Electric Utilities 2.1%
Entergy	163,331	15,097
PPL	3,330,794	116,644
		131,741
Multi-Utilities 7.9%
Ameren	1,290,804	128,900
CenterPoint Energy	4,542,277	174,151
NiSource	3,894,595	162,638

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
WEC Energy Group	329,476	34,746
		500,435
Total Utilities		632,176
Total Common Stocks (Cost $5,864,972)		6,325,896
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 3.77% (2)(3)	7,382,450	7,382
Total Short-Term Investments (Cost $7,382)		7,382
Total Investments in Securities 100.0% of Net Assets (Cost $5,872,354)		$6,333,278

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
(3)	Affiliated Companies
ADR	American Depositary Receipts
CHF	Swiss Franc
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$263
Totals	$—#	$—	$263+

Supplementary Investment Schedule
Affiliate	Value 12/31/24	Purchase Cost	Sales Cost	Value 12/31/25
T. Rowe Price Government Reserve Fund	$4,932	¤	¤	$7,382
	Total			$7,382^

#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $263 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $7,382.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

December 31, 2025
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $5,872,354)	$6,333,278
Receivable for shares sold	7,635
Dividends receivable	3,265
Total assets	6,344,178
Liabilities
Payable for investment securities purchased	7,541
Investment management and administrative fees payable	1,653
Total liabilities	9,194
NET ASSETS	$6,334,984
Net Assets Consists of:
Total distributable earnings (loss)	$310,651
Paid-in capital applicable to 165,950,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	6,024,333
NET ASSETS	$6,334,984
NET ASSET VALUE PER SHARE	$38.17
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

    STATEMENT OF OPERATIONS

($000s)
Year Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $857)	$48,425
Interest	2
Total income	48,427
Investment management and administrative expense	14,787
Net investment income	33,640
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(144,576)
In-kind redemptions	540,421
Foreign currency transactions	(24)
Net realized gain	395,821
Change in net unrealized gain / loss
Securities	301,126
Other assets and liabilities denominated in foreign currencies	8
Change in unrealized gain / loss	301,134
Net realized and unrealized gain / loss	696,955
INCREASE IN NET ASSETS FROM OPERATIONS	$730,595
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	Year Ended
	12/31/25	12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income	$33,640	$13,792
Net realized gain	395,821	134,893
Change in net unrealized gain / loss	301,134	120,049
Increase in net assets from operations	730,595	268,734
Distributions to shareholders
Net earnings	(31,470)	(12,898)
Capital share transactions*
Shares sold	5,300,689	2,961,199
Shares redeemed	(2,710,861)	(840,907)
Increase in net assets from capital share transactions	2,589,828	2,120,292
Net Assets
Increase during period	3,288,953	2,376,128
Beginning of period	3,046,031	669,903
End of period	$6,334,984	$3,046,031
*Share information (000s)
Shares sold	148,750	93,300
Shares redeemed	(74,550)	(25,850)
Increase in shares outstanding	74,200	67,450
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Capital Appreciation Equity ETF (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 50,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	6,321,914	$3,982	$—	6,325,896
Short-Term Investments	7,382	—	—	7,382
Total	$6,329,296	$3,982	$—	$6,333,278
NOTE  3  –  OTHER INVESTMENT TRANSACTIONS
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $3,972,502,000 and $1,399,602,000, respectively, for the year ended December 31, 2025. Portfolio securities received and delivered through in-kind transactions aggregated $2,724,015,000 and $2,708,258,000, respectively, for the year ended December 31, 2025.
NOTE  4  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind.
The tax character of distributions paid for the periods presented was as follows:
($000s)
	December 31,	December 31,
	2025	2024
Ordinary income (including short-term capital gains, if any)	$31,470	$12,898
At December 31, 2025, the tax-basis cost of investments, (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
Cost of investments	$5,885,072
Unrealized appreciation	$583,443
Unrealized depreciation	(135,237)
Net unrealized appreciation (depreciation)	$448,206
At December 31, 2025, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
Net unrealized appreciation (depreciation)	$448,206
Loss carryforwards and deferrals	(137,555)
Total distributable earnings (loss)	$310,651
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

NOTE  5  –   FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.31% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
As of December 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,345,344 shares of the fund, representing less than 1% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE  8  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Exchange-Traded Funds, Inc. and Shareholders of T. Rowe Price Capital Appreciation Equity ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Capital Appreciation Equity ETF (one of the funds constituting T. Rowe Price Exchange-Traded Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, and the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the years ended December 31, 2025 and 2024, and for the period June 14, 2023 (Inception) through December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the years ended December 31, 2025 and 2024, and for the period June 14, 2023 (Inception) through December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(CONTINUED)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE CAPITAL APPRECIATION EQUITY ETF

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
For taxable non-corporate shareholders, $47,141,000 of the fund’s income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $40,499,000 of the fund’s income qualifies for the dividends-received deduction.

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1072-050 02/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026